LOAN RECEIVABLE	12 Months Ended
Aug. 31, 2020
Loans Receivables [Abstract]
LOAN RECEIVABLE [Text Block]

6. LOAN RECEIVABLE
On July 26, 2019, the Company entered into an advance payment and support agreement ("Payment Agreement") with 703454 N.B. Inc. (carrying on business as 1812 Hemp) ("1812 Hemp"). Under the terms of the Payment Agreement, the Company advanced $3,000 to 1812 Hemp in the form of a secured loan. This amount may be applied against future purchases of hemp under the Supply Agreement described in Note 10. The aggregate amount of advances outstanding as of January 1, 2020 accrue interest of 9.0% per annum, calculated monthly, until the entire balance of advances is paid.  At August 31, 2020, $2,229 in principal was outstanding under the Payment Agreement.  Subsequent to August 31, 2020, the Company demanded repayment of the entire amount owing by 1812 Hemp to the Company under the Payment Agreement.